[logo] M F S(R)
INVESTMENT MANAGEMENT

                     MFS(R) INTERMEDIATE
                     INVESTMENT GRADE
                     BOND FUND

                     SEMIANNUAL REPORT o OCTOBER 31, 2002

                               [Graphic Omitted]

TABLE OF CONTENTS

Letter from the Chairman ..................................................  1
Management Review and Outlook .............................................  3
Performance Summary .......................................................  7
Portfolio of Investments .................................................. 11
Financial Statements ...................................................... 20
Notes to Financial Statements ............................................. 27
Trustees and Officers ..................................................... 35

MFS(R) PRIVACY POLICY

At MFS(R), we are committed to protecting your privacy.

On behalf of the MFS Family of Funds(R), the MFS(R) Institutional Trusts, the Vertex(SM) Funds, Massachusetts Financial Services Company, and certain affiliates(1) (collectively, "MFS," "we," "us" or "our"), this privacy policy outlines certain of our policies designed to maintain the privacy of your nonpublic personal information.

Nonpublic personal information includes much of the information you provide to us and the related information about you and your transactions involving your MFS investment product or service. Examples of nonpublic personal information include the information you provide on new account applications for MFS investment products or services, your share balance or transactional history, and the fact that you are a customer of MFS.

We may collect nonpublic personal information about you from the following sources:

  o information we receive from you on applications or other forms

  o information about your transactions with us, our affiliates, or others, and

  o information we receive from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may disclose all of the information we collect, as described above, to companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing arrangements.

We restrict access to nonpublic personal information about you to personnel who are necessary or appropriate to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

Our privacy policy applies only to individual MFS investors who have a direct relationship with us. If you own MFS products or receive MFS investment services in the name of a third-party broker-dealer, bank, investment adviser or other financial service provider, that third-party's privacy policies may apply to you and our privacy policy may not.

If you have any questions with respect to MFS" privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

(1)MFS Institutional Advisors, Inc., Vertex Investment Management, Inc., MFS Original Research Advisors, LLC, MFS Original Research Partners, LLC, MFS(R) Heritage Trust Company(SM), and MFS Fund Distributors, Inc.

-------------------------------------------------------------------------------

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NOT FDIC INSURED                MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT                      NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
-------------------------------------------------------------------------------

LETTER FROM THE CHAIRMAN

[Photo of Jeffrey L. Shames]
    Jeffrey L. Shames

Dear Shareholders,
As I write this in mid-November, the Dow Jones Industrial Average has just recorded its second-best October ever(1) -- a hopeful sign in what has been a bad year for investors in stocks and corporate bonds. Other types of bonds that have had a great run so far in 2002 have demonstrated the value of diversification. In our view, signals on the future direction of the economy and the market remain decidedly mixed.

A RELAY RACE
In mid-November, we could describe the state of the U.S. economy as a relay race against time involving two runners: the consumer, whose spending has fueled the beginning of a recovery, and corporate spending, which has yet to contribute much to the recovery. The hope is that corporate spending kicks in so that the consumer can pass the baton before running out of steam. But at this point, the near-term direction of consumer spending or corporate spending and profits is difficult to predict. The result is that the economy seems to us to be in a holding pattern as we wait for clear signs that things are improving.

REASONS FOR OPTIMISM
Optimists would point out that wages, according to the U.S. Labor Department, have been rising over the past year. This, in combination with historically low interest rates and inflation, may enable the consumer to keep spending. Perhaps the next good signal of consumer sentiment will be the level of retail sales over the holiday season -- which should become clear about the time this letter reaches your mailbox.

In the corporate arena, our research indicates that business spending overall has at least stopped falling and that corporate earnings and spending could trend upward in 2003. A hopeful sign is that business spending in the third quarter of 2002 eked out its first increase in two years, according to a preliminary report from the U.S. Commerce Department.

Pessimists, however, would counter that the outlook for corporate profits remains very murky, that corporations could resort to further layoffs if profits languish, and that the situation with Iraq adds to market uncertainty. They would also point out that consumer confidence dropped to a nine-year low in October, according to the Conference Board. (Optimists, however, would question the value of confidence readings that have dropped while consumer spending has remained strong.)

STAYING THE COURSE
With the economy in a holding pattern and markets extremely volatile, we think it's important to remember the familiar investment strategies that we believe apply in any market: Think long term. Be diversified. See crises as opportunities. That's how we'd describe our approach to this volatile environment -- which we think plays to our strength as research-based, bottom-up, long-term investors. We would also point out that history has shown that the market and the economy have been cyclical; downturns have usually been followed by upturns.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    November 15, 2002

(1)Source: The Wall St. Journal, November 1, 2002. The Dow Jones Industrial Average (DJIA) is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. It is not possible to invest directly in an index.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

MANAGEMENT REVIEW AND OUTLOOK

[Photo of James J. Calmas]
    James J. Calmas

For the six months ended October 31, 2002, Class A shares of the fund provided a total return of 5.98%, Class B shares 5.64%, Class C shares 5.61% and Class I shares returned 6.06%. These returns, which include the reinvestment of any dividends and capital gains distributions but exclude the effects of any sales charges compare with 5.17% return for the fund's benchmark, the Lehman Brothers Intermediate Credit Index (the Lehman Index). The Lehman Index tracks U.S. government or investment-grade securities that must be rated investment grade by Moody's Investors Service. The securities must have maturities from one year up to (but not including) 10 years. During the period, the average intermediate investment-grade debt fund tracked by Lipper Inc., an independent firm that reports mutual fund performance, returned 3.91%.

Q. HOW WOULD YOU DESCRIBE THE MARKET ENVIRONMENT FOR THIS FUND FOR THE PAST SIX MONTHS?

A. After more than three years as an incubator fund, when shares were available only to MFS(R) employees, the fund was opened to all investors on March 1, 2002. Its opening coincided with an increasing investor appetite for high-quality, intermediate-term bond investments. The stock market was continuing its downward slide begun in 2001, and corporate accounting irregularities were beginning to dominate the front pages of the nation's financial press. As the bad news got worse and it became apparent that the economy was not recovering as expected, even the corporate bond market was affected. By June and July of 2002, both the stock and corporate bond markets had underperformed significantly and caused a flight to high- quality holdings as investors sought to protect their capital by moving assets to U.S. government bonds. The stock and corporate bond markets continued to be volatile through the end of the period.

Q. HOW DID THE FUND'S PORTFOLIO CHANGE DURING THE PERIOD?

A. As money flowed into the fund, we kept the fund's interest rate sensitivity constant and invested heavily in U.S. Treasury securities and U.S. government agency bonds. By the end of July, we had significantly reduced the fund's corporate bond holdings. By early fall, as we regained confidence in the corporate bond market, we increased the corporate bond position to 34% by the end of October.

Q. WHAT WERE THE BIGGEST CONTRIBUTORS TO PERFORMANCE?

A. Our decision to reduce the fund's holdings in corporate bonds was a good one as corporate bonds dramatically underperformed U.S. government and agency bonds as more and more accounting irregularities came to light during the summer. (The principal value and interest on Treasury securities are guaranteed by the U.S. government if held to maturity.) Our selection of mortgage-backed and asset-backed bonds boosted performance because they had few credit concerns and we believed their yields were much more attractive than U.S. Treasury bonds. Our holdings in banking also helped fund performance because it was one of the few industries in the corporate sector that did well. The banks that turned in the best performance were those that had strong capital bases and had avoided major loan losses.

Q. WHAT DETRACTED FROM FUND PERFORMANCE?

A. The fund's corporate bond holdings had a negative influence because of the general declines in the corporate bond market. Among our corporate bonds, issues in telecommunications and utilities were the poorest performers. The fund's holdings in telecommunications were a significant drag on performance as accounting scandals surfaced throughout the summer. Our utilities holdings didn't perform well either. In the wake of deregulation, many of the companies we owned had borrowed money to expand existing generating capacity and build new plants to meet an anticipated high energy demand. But energy demand fell and prices did not rise as much as many utility companies had anticipated. Therefore, many investors perceived a broad-based decline in credit quality and as a result, market values throughout the industry went down.

Q. WHAT OPPORTUNITIES DID YOU SEE OVER THE PERIOD?

A. We liked corporate bonds because we believe they offered much better yields than U.S. Treasury bonds. In addition, we've seen signs of improving credit quality, which may help bring investors back to the corporate market and give a boost to bond prices. Even among high-grade issuing companies, many were taking steps to reduce their reliance on borrowing to finance future growth. We have started to see companies buy back their bonds at prices that are below the principal amount owed on the face of the bond. We intend to keep our corporate holdings highly diversified by keeping the size of each holding small but by owning a number of different issues.

Q. WHAT IS YOUR OUTLOOK FOR INVESTORS?

A. We think we should see moderate returns from high-quality issues, with those returns coming primarily from yield rather than price appreciation. Going forward, we believe that the fund may continue to provide solid income potential for investors with less volatility than longer-term funds.

/s/ James J. Calmas

    James J. Calmas
    Portfolio Manager

Prior to March 1, 2002, MFS(R) Intermediate Investment Grade Bond Fund was available only to MFS employees and had limited assets.

The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

The portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PORTFOLIO MANAGER'S PROFILE
--------------------------------------------------------------------------------

JAMES J. CALMAS IS SENIOR VICE PRESIDENT OF MFS INVESTMENT MANAGEMENT(R) (MFS(R)) AND PORTFOLIO MANAGER OF THE LIMITED MATURITY PORTFOLIOS OF OUR MUTUAL FUNDS, VARIABLE ANNUITIES, AND OFFSHORE INVESTMENT PRODUCTS. HE IS A MEMBER OF THE MFS FIXED INCOME STRATEGY GROUP. JIM JOINED MFS IN 1988 AND WAS NAMED ASSISTANT VICE PRESIDENT IN 1991, VICE PRESIDENT IN 1993, AND PORTFOLIO MANAGER IN 1998. HE IS A GRADUATE OF DARTMOUTH COLLEGE AND HOLDS AN M.B.A. DEGREE FROM THE AMOS TUCK SCHOOL OF BUSINESS ADMINISTRATION OF DARTMOUTH COLLEGE. ALL PORTFOLIO MANAGERS AT MFS ARE SUPPORTED BY AN INVESTMENT STAFF OF OVER 160 PROFESSIONALS UTILIZING MFS ORIGINAL RESEARCH(R), A GLOBAL, ISSUER-ORIENTED, BOTTOM-UP PROCESS OF SELECTING SECURITIES.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

--------------------------------------------------------------------------------
FUND FACTS
--------------------------------------------------------------------------------

OBJECTIVE:              SEEKS TO PROVIDE AS HIGH A LEVEL OF CURRENT INCOME AS
                        THE INVESTMENT ADVISER BELIEVES IS CONSISTENT WITH
                        PRUDENT INVESTMENT RISK. THE FUND'S SECONDARY OBJECTIVE
                        IS TO PROTECT SHAREHOLDERS" CAPITAL.

COMMENCEMENT OF
INVESTMENT OPERATIONS:  JANUARY 4, 1999

CLASS INCEPTION:        CLASS A  JANUARY 4, 1999
                        CLASS B  MARCH 1, 2002
                        CLASS C  MARCH 1, 2002
                        CLASS I  JANUARY 4, 1999

SIZE:                   $48.4 MILLION NET ASSETS AS OF OCTOBER 31, 2002

PERFORMANCE SUMMARY

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

TOTAL RATES OF RETURN THROUGH OCTOBER 31, 2002

CLASS A
                                                           6 Months      1 Year       3 Years         Life*
-------------------------------------------------------------------------------------------------------------
Cumulative Total Return Excluding Sales Charge               +5.98%      +5.96%       +30.13%       +30.93%
-------------------------------------------------------------------------------------------------------------
Average Annual Total Return Excluding Sales Charge             --        +5.96%       + 9.18%       + 7.28%
-------------------------------------------------------------------------------------------------------------
Average Annual Total Return Including Sales Charge             --        +0.93%       + 7.42%       + 5.93%
-------------------------------------------------------------------------------------------------------------

CLASS B
                                                           6 Months      1 Year       3 Years         Life*
-------------------------------------------------------------------------------------------------------------
Cumulative Total Return Excluding Sales Charge               +5.64%      +5.47%       +29.53%       +30.33%
-------------------------------------------------------------------------------------------------------------
Average Annual Total Return Excluding Sales Charge             --        +5.47%       + 9.01%       + 7.15%
-------------------------------------------------------------------------------------------------------------
Average Annual Total Return Including Sales Charge             --        +1.47%       + 8.16%       + 6.51%
-------------------------------------------------------------------------------------------------------------

CLASS C
                                                           6 Months      1 Year       3 Years         Life*
-------------------------------------------------------------------------------------------------------------
Cumulative Total Return Excluding Sales Charge               +5.61%      +5.45%       +29.50%       +30.30%
-------------------------------------------------------------------------------------------------------------
Average Annual Total Return Excluding Sales Charge             --        +5.45%       + 9.00%       + 7.15%
-------------------------------------------------------------------------------------------------------------
Average Annual Total Return Including Sales Charge             --        +4.45%       + 9.00%       + 7.15%
-------------------------------------------------------------------------------------------------------------

CLASS I
                                                           6 Months      1 Year       3 Years         Life*
-------------------------------------------------------------------------------------------------------------
Cumulative Total Return (No Sales Charge)                    +6.06%      +6.07%       +30.27%       +31.06%
-------------------------------------------------------------------------------------------------------------
Average Annual Total Return (No Sales Charge)                  --        +6.07%       + 9.21%       + 7.31%
-------------------------------------------------------------------------------------------------------------
*For the period from the commencement of the fund's investment operations, January 4, 1999, through October 31, 2002.

NOTES TO PERFORMANCE SUMMARY

Class A Share Performance Including Sales Charge takes into account the deduction of the maximum 4.75% sales charge. Class B Share Performance Including Sales Charge takes into account the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C Share Performance Including Sales Charge takes into account the deduction of the 1% CDSC applicable to Class C shares redeemed within 12 months. Class I shares have no sales charge and are only available to certain institutional investors.

For periods prior to their inception, Class B and C share performance includes the performance of the fund's original share class (Class A). Class B and C performance has been adjusted to reflect the CDSC applicable to B and C. Performance for these classes has not been adjusted to reflect the differences in class-specific operating expenses (e.g., Rule 12b-1 fees). Because these expenses are higher for B and C than those of A, performance shown is higher for B and C than it would have been had these share classes been offered for the entire period.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

RISK CONSIDERATIONS

Investments in foreign and/or emerging market securities may be unfavorably affected by interest-rate and currency-exchange-rate changes, as well as by market, economic, and political conditions of the countries where investments are made. There may be greater returns but also greater risk than with U.S. investments.

The portfolio may invest in derivative securities, which may include futures and options. These types of instruments can increase price fluctuation.

As a nondiversified portfolio, the portfolio invests in a limited number of companies and may have more risk because a change in one security's value may have a more significant effect on the portfolio's net asset value. An investment in the portfolio is not a complete investment program.

The portfolio may invest in mortgage-backed securities, which are subject to unique interest and maturity risks. When interest rates fall, mortgages may be paid early through refinancing, which may shorten the expected maturity of these securities. Alternatively, when interest rates rise, mortgages are not likely to be paid early, which may lengthen the expected maturity of these securities. Therefore, during times of fluctuating interest rates, these factors may cause the value of mortgage-backed securities to increase or decrease more than those of other fixed-income securities.

These risks may increase share price volatility. Please see the prospectus for details.

PORTFOLIO CONCENTRATION AS OF OCTOBER 31, 2002

PORTFOLIO STRUCTURE

High Grade Corporates                        34.5%
U.S. Treasuries                              18.8%
Government Agency                            18.7%
Mortgage Backed                              11.2%
Asset Backed                                  5.4%
International                                 4.6%
Municipal                                     2.5%
Commercial Mortgage Backed Securities         2.0%
Residential Mortgage Backed Securities        1.4%
Emerging Markets                              0.9%

Portfolio percentages have been adjusted to more accurately reflect exposure to the stated asset classes.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO OF INVESTMENTS (Unaudited) -- October 31, 2002

Bonds - 103.5%
-----------------------------------------------------------------------------------------------------
                                                                        PRINCIPAL AMOUNT
ISSUER                                                                     (000 OMITTED)        VALUE
-----------------------------------------------------------------------------------------------------
U.S. Bonds - 90.7%
  Advertising & Broadcasting - 0.6%
    Clear Channel Communications, Inc., 7.25s, 2003                               $   15  $    15,290
    Clear Channel Communications, Inc., 7.875s, 2005                                 255      270,272
                                                                                          -----------
                                                                                          $   285,562
-----------------------------------------------------------------------------------------------------
  Aerospace & Defense - 0.6%
    Boeing Capital Corp., 5.75s, 2007                                             $  205  $   211,634
    Northrop Grumman Corp., 7s, 2006                                                   5        5,487
    Raytheon Co., 5.7s, 2003                                                          29       29,601
    Raytheon Co., 6.15s, 2008                                                         20       21,092
                                                                                          -----------
                                                                                          $   267,814
-----------------------------------------------------------------------------------------------------
  Automotive - 2.4%
    DaimlerChrysler, 7.4s, 2005                                                   $  250  $   266,016
    DaimlerChrysler NA Holding Corp., 7.125s, 2003                                    10       10,150
    Ford Motor Credit Co., 5.75s, 2004                                                78       76,238
    Ford Motor Credit Co., 6.875s, 2006                                              143      131,839
    Ford Motor Credit Co., 7.25s, 2011                                               125      109,223
    General Motors Acceptance Corp., 7.625s, 2004                                      5        5,141
    General Motors Acceptance Corp., 6.125s, 2006                                    450      432,613
    General Motors Acceptance Corp., 7.25s, 2011                                       8        7,527
    TRW, Inc., 6.625s, 2004                                                          115      118,728
                                                                                          -----------
                                                                                          $ 1,157,475
-----------------------------------------------------------------------------------------------------
  Banks & Credit Cos. - 1.7%
    Associates Corp. North America, 5.8s, 2004                                    $   10  $    10,508
    Bank of America Corp., 9.2s, 2003                                                 10       10,393
    Bank of America Corp., 4.875s, 2012                                              260      258,558
    Citigroup, Inc., 7.25s, 2010                                                     190      215,299
    Dime Bancorp, Inc., 9s, 2002                                                      24       24,186
    NCNB Texas National Bank, 9.5s, 2004                                              75       83,379
    Wells Fargo Bank NA, 6.45s, 2011                                                 200      222,254
    Wells Fargo Co., 7.2s, 2003                                                       10       10,266
                                                                                          -----------
                                                                                          $   834,843
-----------------------------------------------------------------------------------------------------
  Brokerage - 0.7%
    Credit Suisse First Boston USA, Inc., 5.875s, 2006                            $  320  $   333,722
-----------------------------------------------------------------------------------------------------
  Building - 0.5%
    CRH America, Inc., 6.95s, 2012                                                $   15  $    16,562
    Masco Corp., 5.875s, 2012                                                        200      206,920
                                                                                          -----------
                                                                                          $   223,482
-----------------------------------------------------------------------------------------------------
  Chemicals
    Praxair, Inc., 6.75s, 2003                                                    $   20  $    20,282
-----------------------------------------------------------------------------------------------------
  Conglomerates - 0.9%
    General Electric Capital Corp., 7.5s, 2005                                    $   15      $16,698
    General Electric Capital Corp., 5s, 2007                                         241      252,643
    General Electric Capital Corp., 8.7s, 2007                                       133      157,111
                                                                                          -----------
                                                                                             $426,452
-----------------------------------------------------------------------------------------------------
  Consumer Cyclical - 0.3%
    Cendant Corp., 6.875s, 2006                                                   $  155  $   154,225
-----------------------------------------------------------------------------------------------------
  Containers - 0.1%
    Tenneco Packaging, Inc., 7.2s, 2005                                           $   30  $    32,885
-----------------------------------------------------------------------------------------------------
  Corporate Asset-Backed - 8.3%
    Americredit Automobile Receivable Trust, 5.37s, 2008                          $   15  $    15,839
    California Infrastructure SDG&E-1, 6.19s, 2005                                     7        6,952
    Capital One Auto Finance Trust, 4.79s, 2009                                      295      312,634
    Caterpillar Financial Asset Trust, 3.15s, 2008                                   275      279,246
    CIT Home Equity Loan Trust, 4.57s, 2023                                           25       25,424
    Citibank Credit Card Master Trust I, 5.5s, 2006                                   25       26,171
    CNH Equipment Trust, 2.053s, 2006                                                 30       30,000
    CNH Equipment Trust, 4.3s, 2008                                                   14       13,764
    Commercial Mortgage Acceptance Corp., 6.04s, 2030                                 30       32,973
    Commercial Mortgage Acceptance Corp., 7.03s, 2031                                 70       80,240
    Continental Airlines Pass-Through Trust, Inc., 6.545s, 2020                        4        3,567
    Criimi Mae Commercial Mortgage Trust, 7s, 2033                                   150      163,257
    DaimlerChrysler Auto Trust, 4.21s, 2005                                           10       10,231
    Discover Card Master Trust I, 5.85s, 2006                                         20       20,587
    DLJ Commercial Mortgage Corp., 7.545s, 2031 (Interest Only)                      100        2,025
    GS Mortgage Securities Corp., 4.018s, 2032                                       320      322,700
    GS Mortgage Securities Corp. II, 6.06s, 2030                                       5        5,804
    GSR Mortgage Loan Trust, 3.322s, 2032                                            250      250,000
    Household Home Equity Loan Trust, 2.28s, 2012                                    197      196,722
    Hyundai Automobile Receivables Trust, 2.8s, 2007##                               350      350,700
    Ikon Receivables Funding LLC, 3.9s, 2006                                         230      234,865
    Lehman Brothers Commercial Conduit Mortgage Trust, 6.78s, 2031                    70       79,486
    Morgan (JP) Commercial Mortgage Finance Corp., 6.613s, 2030                        5        5,584
    Morgan (JP) Commercial Mortgage Finance Corp., 7.325s, 2031                       15       16,740
    Morgan Stanley Capital I, 6.01s, 2030                                              7        7,294
    Mortgage Capital Funding, Inc., 6.663s, 2008                                     275      308,373
    Providian Master Trust, 6.25s, 2007                                               20       20,026
    PSE&G Transition Funding LLC, 5.74s, 2007                                         14       14,254
    Residential Asset Security Corp., 7.735s, 2025                                     8        8,118
    Summit Acceptance Auto Receivables Trust, 7.51s, 2007                            250      261,406
    TIAA Commercial Real Estate Securitization, 7.17s, 2032                          228      251,570
    Triad Auto Receivables Trust, 3.24s, 2009                                        135      136,350
    Vanderbilt Mortgage & Finance, Inc., 5.17s, 2014                                  10       10,374
    Washington Mutual Mortgage Securities Corp., 4.58s, 2032                          80       79,275
    Washington Mutual Mortgage Securities Corp., 5.51s, 2032                          15       15,289
    WFS Financial Owner Trust, 2.39s, 2007                                           400      397,931
                                                                                          -----------
                                                                                          $ 3,995,771
-----------------------------------------------------------------------------------------------------
  Energy - Independent - 1.0%
    Devon Financing Corp. U.L.C., 6.875s, 2011                                    $  250  $   277,439
    Ocean Energy, Inc., 7.625s, 2005                                                  50       55,398
    Ocean Energy, Inc., 4.375s, 2007                                                  45       45,484
    Seagull Energy Corp., 7.875s, 2003                                               105      105,394
                                                                                          -----------
                                                                                          $   483,715
-----------------------------------------------------------------------------------------------------
  Entertainment - 0.2%
    Disney (Walt) Co., 6.75s, 2006                                                $   70  $    75,039
-----------------------------------------------------------------------------------------------------
  Financial Institutions - 1.0%
    Countrywide Home Loans, Inc., 6.85s, 2004                                     $   78      $82,338
    Countrywide Home Loans, Inc., 5.5s, 2006                                         265      275,344
    Household Finance Corp., 8s, 2005                                                 70       65,818
    Household Finance Corp., 6.75s, 2011                                              20       17,679
    Household Finance Corp., 7s, 2012                                                 45       40,299
                                                                                          -----------
                                                                                          $   481,478
-----------------------------------------------------------------------------------------------------
  Financial Services - 1.7%
    Goldman Sachs Group, Inc., 7.625s, 2005                                       $  275  $   307,101
    Lehman Brothers Holdings, Inc., 6.25s, 2003                                       18       18,288
    Lehman Brothers Holdings, Inc., 8.25s, 2007                                      120      138,710
    Morgan Stanley Group, Inc., 7.125s, 2003                                          15       15,151
    Morgan Stanley Group, Inc., 5.8s, 2007                                           325      347,786
                                                                                          -----------
                                                                                          $   827,036
-----------------------------------------------------------------------------------------------------
  Food & Beverage Products - 1.9%
    Coors Brewing Co., 6.375s, 2012                                               $   10  $    11,064
    Dole Foods, Inc., 7.25s, 2009                                                    128      116,612
    General Mills, Inc., 5.125s, 2007                                                125      131,274
    Kellogg Co., 6s, 2006                                                            205      223,108
    Kraft Foods, Inc., 4.625s, 2006                                                  180      188,122
    Tyson Foods, Inc., 6.625s, 2004                                                  130      137,374
    Tyson Foods, Inc., 8.25s, 2011                                                   100      114,887
                                                                                          -----------
                                                                                          $   922,441
-----------------------------------------------------------------------------------------------------
  Forest & Paper Products - 0.5%
    Meadwestvaco Corp., 6.85s, 2012                                               $   35  $    37,190
    Weyerhaeuser Co., 5.5s, 2005##                                                   135      140,138
    Weyerhaeuser Co., 6.75s, 2012##                                                   80       83,849
                                                                                          -----------
                                                                                          $   261,177
-----------------------------------------------------------------------------------------------------
  Gaming - 0.2%
    Harrahs Operating, Inc., 7.125s, 2007                                         $   85  $    92,841
    MGM Mirage, Inc., 8.5s, 2010                                                       3        3,268
                                                                                          -----------
                                                                                          $    96,109
-----------------------------------------------------------------------------------------------------
  Healthcare - 0.6%
    HCA Healthcare Co., 7.125s, 2006                                              $  160  $   168,159
    HCA, Inc., 6.95s, 2012                                                            10       10,131
    Tenet Healthcare Corp., 5.375s, 2006                                             111      115,452
                                                                                          -----------
                                                                                          $   293,742
-----------------------------------------------------------------------------------------------------
  Industrial
    Kennametal, Inc., 7.2s, 2012                                                  $   20  $    20,261
-----------------------------------------------------------------------------------------------------
  Insurance - 1.6%
    AIG SunAmerica Global Financing IV, 5.85s, 2006##                             $  260  $   280,190
    Allstate Corp., 7.2s, 2009                                                       225      254,030
    Hartford Financial Services Group, Inc., 4.7s, 2007                              150      153,134
    Safeco Corporation, 7.25s, 2012                                                   85       89,059
                                                                                          -----------
                                                                                          $   776,413
-----------------------------------------------------------------------------------------------------
  Machinery
    Ingersoll Rand Co., 5.75s, 2003                                               $   15  $    15,144
-----------------------------------------------------------------------------------------------------
  Media - 0.7%
    News America Holdings, Inc., 8.5s, 2005                                       $  213  $   225,448
    Viacom, Inc., 7.75s, 2005                                                        105      116,373
                                                                                          -----------
                                                                                          $   341,821
-----------------------------------------------------------------------------------------------------
  Media - Cable - 1.2%
    Comcast Cable Communications, Inc., 6.75s, 2011                               $    4  $     3,817
    Cox Communications, Inc., 7.5s, 2004                                              22       22,605
    Cox Communications, Inc., 7.125s, 2012                                           100      103,318
    TCI Communications, Inc., 6.375s, 2003                                            35       34,858
    TCI Communications, Inc., 9.8s, 2012                                             150      163,500
    Time Warner, Inc., 7.975s, 2004                                                  228      231,580
                                                                                          -----------
                                                                                          $   559,678
-----------------------------------------------------------------------------------------------------
  Natural Gas - Pipeline - 0.5%
    Kinder Morgan Energy Partners LP, 8s, 2005                                    $   15  $    16,405
    Kinder Morgan Energy Partners, LP, 5.35s, 2007##                                 120      123,295
    Kinder Morgan Energy Partners, LP, 6.75s, 2011                                   110      116,388
                                                                                          -----------
                                                                                          $   256,088
-----------------------------------------------------------------------------------------------------
  Oils - 1.3%
    Amerada Hess Corp., 6.65s, 2011                                               $   36  $    39,346
    Conoco Funding Co., 5.45s, 2006                                                  210      224,611
    Phillips Petroleum Co., 8.5s, 2005                                               210      239,046
    Valero Energy Corp., 6.125s, 2007                                                110      109,882
    Valero Energy Corp., 6.875s, 2012                                                 15       14,463
                                                                                          -----------
                                                                                          $   627,348
-----------------------------------------------------------------------------------------------------
  Pharmaceuticals
    Wyeth Co., 5.875s, 2004                                                       $   15  $    15,476
-----------------------------------------------------------------------------------------------------
  Pollution Control - 0.3%
    USA Waste Services, Inc., 7s, 2004                                            $  105  $   108,118
    Waste Management, Inc., 7.375s, 2010                                              57       59,862
                                                                                          -----------
                                                                                          $   167,980
-----------------------------------------------------------------------------------------------------
  Printing & Publishing - 0.4%
    Reed Elsevier Capital, Inc., 6.125s, 2006                                     $  195  $   210,575
-----------------------------------------------------------------------------------------------------
  Real Estate - 1.2%
    Debartolo (Simon) Group LP, 6.75s, 2004                                       $   30  $    31,698
    Equity Office Properties Operating LP, 7.75s, 2007                               155      175,748
    Equity Office Properties Operating LP, 6.8s, 2009                                 30       32,676
    Simon Property Group LP, 6.375s, 2007                                            125      135,532
    Vornado Reality Trust, 5.625s, 2007                                              210      214,950
                                                                                          -----------
                                                                                          $   590,604
-----------------------------------------------------------------------------------------------------
  Telecommunications - Wireless - 0.4%
    Verizon Wireless Capital LLC, 5.375s, 2006##                                  $  183  $   180,685
-----------------------------------------------------------------------------------------------------
  Telecommunications - Wireline - 2.1%
    AT&T Corp., 6.5s, 2006                                                        $  210  $   210,000
    Citizens Communications Co., 8.5s, 2006                                          168      169,680
    GTE Corp., 9.1s, 2003                                                             17       17,516
    Sprint Capital Corp., 5.7s, 2003                                                 170      163,333
    Sprint Capital Corp., 7.125s, 2006                                                70       60,089
    Verizon Global Funding Corp., 7.375s, 2012                                       375      412,748
                                                                                          -----------
                                                                                          $ 1,033,366
-----------------------------------------------------------------------------------------------------
  Tobacco - 0.2%
    UST, Inc., 6.625s, 2012##                                                     $   90  $    95,712
-----------------------------------------------------------------------------------------------------
  Transportation - Services - 0.3%
    Federal Express Corp., 9.65s, 2012                                            $  100  $   129,689
-----------------------------------------------------------------------------------------------------
  U.S. Government Agencies - 29.4%
    AID to Israel, 6.6s, 2008                                                     $   15  $    16,982
    FHLB, 4.875s, 2004                                                             1,200    1,254,624
    FHLMC, 4.25s, 2005                                                               700      735,267
    FHLMC, 7s, 2005                                                                  375      421,252
    FHLMC, 6.875s, 2010                                                            1,500    1,765,845
    FHLMC, 5.5s, 2014 - 2017                                                         312      328,418
    FHLMC, 6s, 2017                                                                  527      549,265
    FHLMC, 5s, 2021                                                                    7        7,490
    FHLMC GOLD TBA 15, 5.5s, 2017                                                    500      516,450
    FNMA, 6.5s, 2004 - 2017                                                          825      874,312
    FNMA, 7.125s, 2005                                                             2,100    2,335,284
    FNMA, 7.085s, 2006                                                               117      130,499
    FNMA, 7.29s, 2006                                                                117      130,824
    FNMA, 5.722s, 2009                                                                30       32,564
    FNMA, 7.25s, 2010                                                              1,425    1,709,872
    FNMA, 7s, 2015                                                                    11       11,557
    FNMA, 7.5s, 2015                                                                   9        9,719
    FNMA, 5.5s, 2016 - 2017                                                          700      729,128
    FNMA, 6s, 2017                                                                    46       47,527
    FNMA, 4.08s, 2031                                                                 48       48,960
    FNMA TBA 15, 6s, 2017                                                            650      677,397
    GNMA, 5.204s, 2014                                                                94       99,076
    GNMA, 5.481s, 2015                                                                99      104,783
    GNMA TBA 30, 6s, 2032                                                          1,000    1,035,610
    SLMA, 5.25s, 2006                                                                325      351,338
    U.S. Department Veteran Affairs, 6s, 2021                                        300      314,766
                                                                                          -----------
                                                                                          $14,238,809
-----------------------------------------------------------------------------------------------------
  U.S. Treasury Obligations - 23.5%
    U.S. Treasury Bonds, 11.875s, 2003                                            $  200  $   221,539
    U.S. Treasury Notes, 7.25s, 2004                                               1,000    1,086,850
    U.S. Treasury Notes, 6.5s, 2005                                                1,380    1,546,825
    U.S. Treasury Notes, 6.75s, 2005                                               1,150    1,286,562
    U.S. Treasury Notes, 6.125s, 2007                                              2,255    2,593,097
    U.S. Treasury Notes, 6s, 2009                                                    350      404,537
    U.S. Treasury Notes, 5s, 2011                                                    321      349,659
    U.S. Treasury Notes, 4.375s, 2012                                              1,970    2,045,106
    U.S. Treasury Notes, 4.875s, 2012                                              1,702    1,835,192
                                                                                          -----------
                                                                                          $11,369,367
-----------------------------------------------------------------------------------------------------
  Utilities - Electric - 4.0%
    Baltimore Gas & Electric Co., 6.75s, 2002                                     $   13  $    13,061
    Dominion Resources, Inc., 7.6s, 2003                                              20       20,510
    DTE Energy Co., 6s, 2004                                                         188      196,122
    DTE Energy Co., 7.05s, 2011                                                       50       53,815
    Entergy Mississippi, Inc., 6.2s, 2004                                             10       10,406
    Exelon Generation Co. LLC, 6.95s, 2011                                           225      233,798
    Firstenergy Corp., 6.45s, 2011                                                    90       83,867
    Midamerican Energy Holdings Co., 4.625s, 2007                                    130      128,453
    Midamerican Energy Holdings Co., 5.875s, 2012                                     75       73,711
    Niagara Mohawk Power Corp., 5.375s, 2004                                         206      213,933
    Nisource Finance Corp., 5.75s, 2003                                               15       14,500
    Northwestern Corp., 7.875s, 2007##                                                 6        4,454
    Oncor Electric Delivery Co., 5s, 2007##                                          155      145,980
    Progress Energy, Inc., 6.05s, 2007                                               185      187,265
    PSE&G Power LLC, 6.875s, 2006                                                    115      106,950
    PSE&G Power LLC, 7.75s, 2011                                                     100       90,000
    Virginia Electric & Power Co., 5.375s, 2007                                      135      142,025
    Wisconsin Energy Corp., 5.875s, 2006                                             192      207,900
                                                                                          -----------
                                                                                          $ 1,926,750
-----------------------------------------------------------------------------------------------------
  Utilities - Gas - 0.4%
    Keyspan Corp., 6.15s, 2006                                                    $  175  $   189,017
-----------------------------------------------------------------------------------------------------
Total U.S. Bonds                                                                          $43,918,033
-----------------------------------------------------------------------------------------------------
Foreign Bonds - 10.3%
  Canada - 2.0%
    Government of Canada, 5.25s, 2008                                             $   12  $    13,207
    Hydro Quebec, 6.3s, 2011                                                          15       16,778
    Province of New Brunswick, 3.5s, 2007                                            500      503,789
    Province of Ontario, 7.375s, 2003                                                 20       20,265
    Province of Ontario, 7s, 2005                                                     80       89,329
    Province of Ontario, 6s, 2006                                                    300      326,697
    Province of Quebec, 8.8s, 2003                                                    11       11,354
                                                                                          -----------
                                                                                          $   981,419
-----------------------------------------------------------------------------------------------------
  Chile
    Enersis S.A., 6.6s, 2026 (Utilities - Electric)                               $   15  $    13,860
-----------------------------------------------------------------------------------------------------
  France - 0.8%
    France Telecom S.A., 7.2s, 2006 (Telecommunications)                          $  130  $   139,271
    Natexis AMBS Co. LLC, 8.44s to 2008, 6.019s to 2049
      (Banks & Credit Cos.)##                                                         15       17,263
    Socgen Real Estate Co., 7.64s to 2007,9.322s to 2049
      (Banks & Credit Cos.)##                                                        215      232,782
                                                                                          -----------
                                                                                          $   389,316
-----------------------------------------------------------------------------------------------------
  Germany - 3.3%
    Bayerische Landesbank Giro, 6.375s, 2005 (Banks & Credit Cos.)                $  400  $   436,184
    KFW International Finance, Inc., 9.4s, 2004 (Financial
      Institutions)                                                                    5        5,561
    KFW International Finance, Inc., 2.5s, 2005 (Financial
      Institutions)                                                                  800      799,831
    KFW International Finance, Inc., 4.25s, 2005 (Financial
      Institutions)                                                                   25       26,119
    Landesbank Baden Wurttemberg, 7.875s, 2004 (Banks & Credit Cos.)                  15       16,167
    Landesbank Baden Wurttemberg, 5.125s, 2007 (Banks & Credit Cos.)                 300      322,034
                                                                                          -----------
                                                                                          $ 1,605,896
-----------------------------------------------------------------------------------------------------
  Italy - 0.7%
    Republic of Italy, 4.625s, 2005                                               $   25  $    26,416
    Unicredito Italiano Capital Trust, 9.2s, 2049 (Banks & Credit Cos.)              250      302,410
                                                                                          -----------
                                                                                          $   328,826
-----------------------------------------------------------------------------------------------------
  Mexico - 0.6%
    BBVA Bancomer, 10.5s, 2011 (Banks & Credit Cos.)##                            $  165  $   179,850
    Pemex Project Funding Master Trust, 9.125s, 2010 (Oils)                           85       92,140
                                                                                          -----------
                                                                                          $   271,990
-----------------------------------------------------------------------------------------------------
  Norway - 0.5%
    Union Bank of Norway, 7.35s, 2049 (Banks & Credit Cos.)##                     $  250  $   255,592
-----------------------------------------------------------------------------------------------------
  Singapore - 0.1%
    DBS Capital Funding Corp., 7.657s, 2049 (Banks & Credit Cos.)##               $   35  $    37,812
-----------------------------------------------------------------------------------------------------
  South Korea - 0.2%
    Hanvit Bank, 12.75s, 2010 (Banks & Credit Cos.)##                             $   82  $    96,548
-----------------------------------------------------------------------------------------------------
  Sweden - 0.5%
    AB Spintab, 6.8s, 2049 (Banks & Credit Cos.)##                                $  250  $   250,918
-----------------------------------------------------------------------------------------------------
  Tunisia
    Banque Centrale De Tunisie, 7.375s, 2012 (Banks & Credit Cos.)                $   10  $    10,300
-----------------------------------------------------------------------------------------------------
  United Kingdom - 1.6%
    Barclays Bank PLC, 8.55s, 2049 (Banks & Credit Cos.)##                        $  170  $   203,865
    British Telecom PLC, 3.121s, 2003 (Telecommunications)                            14       14,005
    Hanson PLC, 7.375s, 2003 (Building Materials)                                    130      131,222
    Hanson PLC, 7.875s, 2010 (Building Materials)                                     15       17,358
    Permanent Financing PLC, 4.2s, 2007 (Corporate Asset-Backed)                     350      362,742
    Royal Bank Scotland, 8.817s, 2049 (Banks & Credit Cos.)                           10       11,235
                                                                                          -----------
                                                                                          $   740,427
-----------------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                       $ 4,982,904
-----------------------------------------------------------------------------------------------------

Municipal Bonds - 2.5%
-----------------------------------------------------------------------------------------------------
    Austin Texas Electric Utility System, 5.5s, 2012                              $  450  $   513,941
    Lakeville Minnesota Independent School District #194,
      4.5s, 2012                                                                     660      701,738
-----------------------------------------------------------------------------------------------------
Total Municipal Bonds                                                                     $ 1,215,679
-----------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $49,431,006)                                                $50,116,616
-----------------------------------------------------------------------------------------------------
Short-Term Obligations - 3.1%
-----------------------------------------------------------------------------------------------------
    General Electric Capital Corp., due 11/01/02, at Amortized Cost               $1,474  $ 1,474,000
-----------------------------------------------------------------------------------------------------
Repurchase Agreement - 2.0%
-----------------------------------------------------------------------------------------------------
    Merrill Lynch, dated 10/31/02, due 11/01/02, total to be
      received $975,051 (secured by various U.S. Treasury and
      Government Agency obligations in a jointly traded account),
      at Cost                                                                     $  975  $   975,000
-----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $51,880,006)                                          $52,565,616
Other Assets, Less Liabilities - (8.6)%                                                    (4,159,204)
-----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                       $48,406,412
-----------------------------------------------------------------------------------------------------
## SEC Rule 144A restriction.

See notes to financial statements.

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (Unaudited)
--------------------------------------------------------------------------------
OCTOBER 31, 2002
--------------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost, $51,880,006)        $ 52,565,616
  Cash                                                                 423
  Receivable for fund shares sold                                  721,010
  Receivable for investments sold                                   35,166
  Interest receivable                                              601,416
                                                              ------------
      Total assets                                            $ 53,923,631
                                                              ------------
Liabilities:
  Payable for investments purchased                           $  5,326,365
  Payable for fund shares reacquired                                20,113
  Distribution payable                                             169,544
  Payable to affiliates -
    Management fee                                                     457
    Reimbursement fee                                                  328
    Distribution and service fee                                       412
                                                              ------------
      Total liabilities                                       $  5,517,219
                                                              ------------
Net assets                                                    $ 48,406,412
                                                              ============
Net assets consist of:
  Paid-in capital                                             $ 47,785,929
  Unrealized appreciation on investments and translation of
    assets and liabilities in foreign currencies                   685,610
  Accumulated undistributed net realized gain on investments
    and foreign currency transactions                               92,670
  Accumulated distributions in excess of net investment
    income                                                        (157,797)
                                                              ------------
      Total                                                   $ $48,406,412
                                                              =============
Shares of beneficial interest outstanding                       4,720,616
                                                                =========
Class A shares:
  Net asset value per share
    (net assets of $25,680,451 / 2,504,426 shares of
     beneficial interest outstanding)                            $10.25
                                                                 ======
  Offering price per share (100 / 95.25 of net asset value
     per share)                                                  $10.76
                                                                 ======
Class B shares:
  Net asset value per share
    (net assets of $9,069,981 / 884,425 shares of beneficial
     interest outstanding)                                       $10.26
                                                                 ======
Class C shares:
  Net asset value per share
    (net assets of $2,458,778 / 239,679 shares of beneficial
     interest outstanding)                                       $10.26
                                                                 ======
Class I shares:
  Net asset value, offering price, and redemption price per share
    (net assets of $11,197,202 / 1,092,086 shares of
     beneficial interest outstanding)                            $10.25
                                                                 ======

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C.

See notes to financial statements.

Statement of Operations (Unaudited)
--------------------------------------------------------------------------------
SIX MONTHS ENDED OCTOBER 31, 2002
--------------------------------------------------------------------------------
Net investment income:
  Interest income                                                  $  410,425
                                                                   ----------
  Expenses -
    Management fee                                                 $   50,342
    Shareholder servicing agent fee                                    10,070
    Distribution and service fee (Class A)                             21,049
    Distribution and service fee (Class B)                             18,030
    Distribution and service fee (Class C)                              5,570
    Administrative fee                                                    143
    Printing                                                           21,662
    Registration fees                                                  17,959
    Auditing fees                                                      15,900
    Custodian fee                                                       5,205
    Legal fees                                                          3,359
    Postage                                                               469
    Miscellaneous                                                       5,758
                                                                   ----------
      Total expenses                                               $  175,516
    Fees paid indirectly                                                  (40)
    Reduction of expenses by investment adviser and distributor       (82,416)
                                                                   ----------
      Net expenses                                                 $   93,060
                                                                   ----------
        Net investment income                                      $  317,365
                                                                   ----------
Realized and unrealized gain (loss) on investments:
  Realized gain (loss) (identified cost basis) -
    Investment transactions                                        $  110,951
    Futures contracts                                                  19,690
                                                                   ----------
      Net realized gain on investments                             $  130,641
                                                                   ----------
  Change in unrealized appreciation -
    Investments                                                    $  658,314
                                                                   ----------
        Net realized and unrealized gain on investments            $  788,955
                                                                   ----------
          Increase in net assets from operations                   $1,106,320
                                                                   ==========

See notes to financial statements.

Statement of Changes in Net Assets
----------------------------------------------------------------------------------------------------------
                                                              SIX MONTHS ENDED                  YEAR ENDED
                                                              OCTOBER 31, 2002              APRIL 30, 2002
                                                                   (UNAUDITED)
-----------------------------------------------------------------------------------------------------------
Increase in net assets:
From operations -
  Net investment income                                                  $    317,365         $     81,319
  Net realized gain (loss) on investments                                     130,641               (3,402)
  Net unrealized gain on investments                                          658,314               11,585
                                                                         ------------         ------------
    Increase in net assets from operations                               $  1,106,320         $     89,502
                                                                         ------------         ------------
Distributions declared to shareholders -
  From net investment income (Class A)                                   $   (293,495)        $    (24,346)
  From net investment income (Class B)                                        (72,601)                (804)
  From net investment income (Class C)                                        (22,117)                 (77)
  From net investment income (Class I)                                        (85,458)             (56,603)
  In excess of net investment income (Class A)                                   --                 (2,622)
  In excess of net investment income (Class B)                                   --                    (87)
  In excess of net investment income (Class C)                                   --                     (8)
  In excess of net investment income (Class I)                                   --                 (6,098)
                                                                         ------------         ------------
    Total distributions declared to shareholders                         $   (473,671)        $    (90,645)
                                                                         ------------         ------------
Net increase in net assets from fund share transactions                  $ 45,155,847         $  1,468,299
                                                                         ------------         ------------
    Total increase in net assets                                         $ 45,788,496         $  1,467,156
Net assets:
  At beginning of period                                                    2,617,916            1,150,760
                                                                         ------------         ------------
  At end of period (including accumulated distributions in
    excess of net investment income $157,797 and $1,491,
    respectively)                                                        $ 48,406,412         $  2,617,916
                                                                         ============         ============

See notes to financial statements.

Financial Highlights
-----------------------------------------------------------------------------------------------------------------------------
                                                                        YEAR ENDED APRIL 30,                     PERIOD ENDED
                                       PERIOD ENDED             -----------------------------------------           APRIL 30,
                                   OCTOBER 31, 2002               2002              2001             2000               1999*
                                        (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------
                                            CLASS A
-----------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period        $ 9.92             $ 9.85            $ 9.38           $ 9.88              $10.00
                                             ------             ------            ------           ------              ------
Income from investment operations#(S)(S) -
  Net investment income(S)                   $ 0.15             $ 0.49            $ 0.67           $ 0.64              $ 0.18
  Net realized and unrealized gain
    (loss) on investments and foreign
    currency transactions                      0.44               0.23              0.48            (0.49)              (0.14)
                                             ------             ------            ------           ------              ------
      Total from investment operations       $ 0.59             $ 0.72            $ 1.15           $ 0.15              $ 0.04
                                             ------             ------            ------           ------              ------
Less distributions declared to shareholders -
  From net investment income                 $(0.26)            $(0.59)           $(0.68)          $(0.65)             $(0.16)
  In excess of net investment income           --                (0.06)             --               --                  --
                                             ------             ------            ------           ------              ------
    Total distributions declared to
      shareholders                           $(0.26)            $(0.65)           $(0.68)          $(0.65)             $(0.16)
                                             ------             ------            ------           ------              ------
Net asset value - end of period              $10.25             $ 9.92            $ 9.85           $ 9.38              $ 9.88
                                             ======             ======            ======           ======              ======
Total return(+)                                5.98%++            7.47%            12.63%            1.62%               0.44%++
Ratios (to average net assets)/ Supplemental data(S):
  Expenses##                                   0.76%+             0.41%             0.03%            0.04%               0.27%+
  Net investment income(S)(S)                  3.35%+             5.62%             7.02%            6.69%               5.53%+
Portfolio turnover                               46%                75%              133%             147%                155%
Net assets at end of period (000 Omitted)   $25,680             $1,391              $235           $1,022              $1,005

(S) Effective March 1, 2002, MFS has voluntarily agreed under temporary expense agreement, to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.25% of average daily net assets. In addition, the investment adviser and the distributor voluntarily waived a portion of their fees for the periods indicated. Prior to March 1, 2002, MFS had voluntarily agreed, under a temporary expense agreement, to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. Prior to February 1, 1999, the fund paid MFS a fee not greater than 1.00% of average daily net assets. In addition, the investment adviser and the distributor voluntarily waived their fees for the periods indicated. To the extent actual expenses were over these limitations and the waivers had not been in place, the net investment income (loss) per share and the ratios would have been:

      Net investment income (loss)           $ 0.11             $(0.29)           $ 0.28          $ 0.25              $(0.09)
      Ratios (to average net assets):
        Expenses##                             1.67%+             9.37%             4.13%           4.10%               8.60%+
        Net investment income (loss)           2.44%+            (3.34)%            2.92%           2.63%              (2.80)%+

(S)(S) As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended April 30,
       2002, was to decrease net investment income per share by $0.05, increase net realized and unrealized gains and losses per share by $0.05, and to decrease the ratio of net investment income to average net assets by 0.52%. Per share, ratios, and supplemental data for periods prior to May 1, 2001, have not been restated to reflect this change.
     * For the period from the commencement of the fund's investment operations, January 4, 1999, through April 30, 1999.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from certain expense offset arrangements.
   (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued
-------------------------------------------------------------------------------------------------------------------
                                                                   PERIOD ENDED                PERIOD ENDED
                                                               OCTOBER 31, 2002             APRIL 30, 2002*
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------
                                                                         CLASS B
-------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                                    $ 9.92                      $10.03
                                                                         ------                      ------
Income from investment operations#(S)(S) -
  Net investment income(S)                                               $ 0.12                      $ 0.07
  Net realized and unrealized gain (loss) on investments and
    foreign currency transactions                                          0.43                       (0.10)
                                                                         ------                      ------
      Total from investment operations                                   $ 0.55                      $(0.03)
                                                                         ------                      ------
Less distributions declared to shareholders -
  From net investment income                                             $(0.21)                     $(0.07)
  In excess of net investment income                                       --                         (0.01)
                                                                         ------                      ------
      Total distributions declared to shareholders                       $(0.21)                     $(0.08)
                                                                         ------                      ------
Net asset value - end of period                                          $10.26                      $ 9.92
                                                                         ======                      ======
Total return                                                               5.64%++                    (0.27)%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                                               1.61%+                      1.61%+
  Net investment income(S)(S)                                              2.55%+                      4.49%+
Portfolio turnover                                                           46%                         75%
Net assets at end of period (000 Omitted)                                $9,070                        $234

(S) Effective March 1, 2002, MFS has voluntarily agreed under temporary expense agreement, to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration the fund pays the investment adviser a reimbursement fee not greater than 0.25% of average daily net assets. In addition, the investment adviser and the distributor voluntarily waived a portion of their fees for the periods indicated. To the extent actual expenses were over these limitations and the waivers had not been in place, the net investment income (loss) per share and the ratios would have been:

      Net investment income (loss)                                       $ 0.09                      $(0.07)
      Ratios (to average net assets):
        Expenses##                                                         2.32%+                     10.47%+
        Net investment income (loss)                                       1.84%+                     (4.37)%+
(S)(S) As required, effective March 1, 2002, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended April
       30, 2002, was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01, and to decrease the ratio of net investment income to average net assets by 0.52%.
     * For the period from the inception of Class B shares, March 1, 2002, through April 30, 2002.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

Financial Highlights - continued
-------------------------------------------------------------------------------------------------------------------
                                                                   PERIOD ENDED                PERIOD ENDED
                                                               OCTOBER 31, 2002             APRIL 30, 2002*
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------
                                                                         CLASS C
-------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                                    $ 9.92                      $10.03
                                                                         ------                      ------
Income from investment operations#(S)(S) -
  Net investment income(S)                                               $ 0.12                      $ 0.07
  Net realized and unrealized gain (loss) on investments and
    foreign currency transactions                                          0.43                       (0.10)
                                                                         ------                      ------
      Total from investment operations                                   $ 0.55                      $(0.03)
                                                                         ------                      ------
Less distributions declared to shareholders -
  From net investment income                                             $(0.21)                     $(0.07)
  In excess of net investment income                                       --                         (0.01)
                                                                         ------                      ------
      Total distributions declared to shareholders                       $(0.21)                     $(0.08)
                                                                         ------                      ------
Net asset value - end of period                                          $10.26                      $ 9.92
                                                                         ======                      ======
Total return                                                               5.61%++                    (0.27)%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                                               1.61%+                      1.61%+
  Net investment income(S)(S)                                              2.49%+                      4.35%+
Portfolio turnover                                                           46%                         75%
Net assets at end of period (000 Omitted)                                $2,459                         $13

(S) Effective March 1, 2002, MFS has voluntarily agreed under temporary expense agreement, to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration the fund pays the investment adviser a reimbursement fee not greater than 0.25% of average daily net assets. In addition, the investment adviser and the distributor voluntarily waived a portion of their fees for the periods indicated. To the extent actual expenses were over these limitations and the waivers had not been in place, the net investment income (loss) per share and the ratios would have been:

      Net investment income (loss)                                       $ 0.09                      $(0.07)
      Ratios (to average net assets):
        Expenses##                                                         2.32%+                     10.47%+
        Net investment income (loss)                                       1.78%+                     (4.51)%+
(S)(S) As required, effective March 1, 2002, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended April
       30, 2002, was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01, and to decrease the ratio of net investment income to average net assets by 0.51%.
     * For the period from the inception of Class C shares, March 1, 2002, through April 30, 2002.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

Financial Highlights - continued
------------------------------------------------------------------------------------------
                                                                        YEAR ENDED APRIL 30,                     PERIOD ENDED
                                       PERIOD ENDED        ----------------------------------------------           APRIL 30,
                                   OCTOBER 31, 2002               2002              2001             2000               1999*
                                        (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
                                            CLASS I
-----------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period        $ 9.92             $ 9.84            $ 9.38           $ 9.87              $10.00
                                             ------             ------            ------           ------              ------
Income from investment operations#(S)(S) -
  Net investment income(S)                   $ 0.16             $ 0.59            $ 0.68           $ 0.65              $ 0.19
  Net realized and unrealized gain
    (loss) on investments and foreign
    currency transactions                      0.43               0.14              0.46            (0.49)              (0.16)
                                             ------             ------            ------           ------              ------
      Total from investment operations       $ 0.59             $ 0.73            $ 1.14           $ 0.16              $ 0.03
                                             ------             ------            ------           ------              ------

Less distributions declared to shareholders -
  From net investment income                 $(0.26)            $(0.59)           $(0.68)          $(0.65)             $(0.16)
  In excess of net investment income           --                (0.06)             --               --                  --
                                             ------             ------            ------           ------              ------

    Total distributions declared to
      shareholders                           $(0.26)            $(0.65)           $(0.68)          $(0.65)             $(0.16)
                                             ------             ------            ------           ------              ------
Net asset value - end of period              $10.25             $ 9.92            $ 9.84           $ 9.38              $ 9.87
                                             ======             ======            ======           ======              ======
Total return                                   6.06%++            7.60%            12.52%            1.72%               0.33%++

Ratios (to average net assets)/ Supplemental data(S):
  Expenses##                                   0.61%+             0.13%             0.03%            0.04%               0.27%+
  Net investment income(S)(S)                  3.53%+             5.90%             6.96%            6.80%               5.43%+
Portfolio turnover                               46%                75%              133%             147%                155%
Net assets at end of period (000 Omitted)   $11,197               $980              $915                0+++                0+++

(S) Effective March 1, 2002, MFS has voluntarily agreed under temporary expense agreement, to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.25% of average daily net assets. In addition, the investment adviser and the distributor voluntarily waived a portion of their fees for the periods indicated. Prior to March 1, 2002, MFS had voluntarily agreed, under a temporary expense agreement, to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. Prior to February 1, 1999, the fund paid MFS a fee not greater than 1.00% of average daily net assets. In addition, the investment adviser and the distributor voluntarily waived their fees for the periods indicated. To the extent actual expenses were over these limitations and the waivers had not been in place, the net investment income (loss) per share and the ratios would have been:

      Net investment income (loss)           $ 0.12             $(0.30)           $ 0.28          $ 0.30              $(0.09)
      Ratios (to average net assets):
        Expenses##                             1.32%+             8.99%             4.13%           3.75%               8.25%+
        Net investment income (loss)           2.82%+            (2.96)%            2.86%           3.09%              (2.55)%+

(S)(S) As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended April 30,
       2002, was to decrease net investment income per share by $0.05, increase net realized and unrealized gains and losses per share by $0.05, and to decrease the ratio of net investment income to average net assets by 0.52%. Per share, ratios, and supplemental data for periods prior to May 1, 2001, have not been restated to reflect this change.
     * For the period from the commencement of the fund's investment operations, January 4, 1999, through April 30, 1999.
    + Annualized.
   ++ Not annualized.
  +++ Class I net assets were less than $500. # Per share data are based on average shares outstanding.
   ## Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) Business and Organization
MFS Intermediate Investment Grade Bond Fund (the fund) is a non-diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

Investment Valuations - Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Futures contracts listed on commodities exchanges are reported at market value using closing settlement prices. Over-the-counter options on securities are valued by brokers. Over-the-counter currency options are valued through the use of a pricing model which takes into account foreign currency exchange spot and forward rates, implied volatility, and short-term repurchase rates. Securities for which there are no such quotations or valuations are valued in good faith at the direction of the Trustees.

Repurchase Agreements - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Futures Contracts - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. The fund's investment in futures contracts is designed to hedge against anticipated future changes in interest or exchange rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Investments in currency futures for purposes other than hedging may be made to change the fund's relative position in one or more currencies without buying and selling portfolio assets. Investments in index contracts or contracts on related options for purposes other than hedging, may be made when the fund has cash on hand and wishes to participate in anticipated market appreciation while the cash is being invested. Should interest or exchange rates or securities prices move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time. The fund may enter in "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 1.0%. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment Valuations" above. The fund may enter into "TBA" (to be announced) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Fees Paid Indirectly - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, mortgage-backed securities, derivatives, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended April 30, 2002 and April 30, 2001 was as follows:

                                      APRIL 30, 2002            APRIL 30, 2001
--------------------------------------------------------------------------------
Distributions declared from:
    Ordinary income                          $90,645                   $75,844
    Long-term capital gain                      --                       --
                                              ------                    ------
Total distributions declared                 $90,645                   $75,844
                                             =======                   =======

As of April 30, 2002, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                    $ 10,441
          Undistributed long-term capital gain                  --
          Capital loss carryforward                          (9,157)
          Unrealized gain                                    15,118
          Other temporary differences                       (28,568)

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on April 30, 2008.

Multiple Classes of Shares of Beneficial Interest - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares, respectively approximately eight years after purchase.

(3) Transactions with Affiliates
Investment Adviser - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund's average daily net assets. The investment adviser has voluntarily agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations.

The fund has a temporary expense reimbursement agreement whereby MFS has voluntarily agreed to pay all of the fund's operating expenses, exclusive of management, program manager, distribution, and service fees. The fund in turn will pay MFS an expense reimbursement fee not greater than 0.25% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to amounts paid by MFS in prior years. At October 31, 2002, aggregate unreimbursed expenses amounted to $86,344. This voluntary reduction in the management fee effective March 1, 2002 may be rescinded by MFS only with the approval of the fund's Board of Trustees.

The fund pays the compensation of the Independent Trustees in the form of both a retainer and attendance fees and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). On January 1, 2002, the Trustees terminated the Independent Trustee unfunded defined benefit plan for active Trustees, which had no impact on the expenses on the fund.

Administrator - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

              First $2 billion                           0.0175%
              Next $2.5 billion                          0.0130%
              Next $2.5 billion                          0.0005%
              In excess of $7 billion                    0.0000%

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, received $11,203 for the six months ended October 31, 2002, as its portion of the sales charge on sales of Class A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class" average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                               CLASS A             CLASS B             CLASS C
--------------------------------------------------------------------------------
Distribution Fee                 0.10%               0.75%               0.75%
Service Fee                      0.25%               0.25%               0.25%
                                 -----               -----               -----
Total Distribution Plan          0.35%               1.00%               1.00%
                                 =====               =====               =====

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended October 31, 2002, amounted to:

                               CLASS A             CLASS B             CLASS C
--------------------------------------------------------------------------------
Service Fee Retained by MFD       $894                  $1                $ --

Fees incurred under the distribution plan during the six months ended October 31, 2002, were as follows:

                               CLASS A             CLASS B             CLASS C
--------------------------------------------------------------------------------
Total Distribution Plan          0.15%               1.00%               1.00%

Certain Class A, and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended October 31, 2002, were as follows:

                               CLASS A             CLASS B             CLASS C
--------------------------------------------------------------------------------
Contingent Deferred Sales
  Charges Imposed                 $ --              $4,403                $341

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.10%.

(4) Portfolio Securities
Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                    PURCHASES            SALES
-------------------------------------------------------------------------------
U.S. government securities                        $32,953,625       $7,914,833
                                                  -----------       ----------
Investments (non-U.S. government securities)      $25,265,691       $2,308,811
                                                  -----------       ----------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                      $52,034,653
                                                                    -----------
Gross unrealized appreciation                                       $   696,481
Gross unrealized depreciation                                          (165,518)
                                                                    -----------
    Net unrealized appreciation                                     $   530,963
                                                                    ===========

(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

Class A shares
                                        SIX MONTHS ENDED OCTOBER 31, 2002                 YEAR ENDED APRIL 30, 2002
                                        ---------------------------------              ----------------------------
                                                   SHARES          AMOUNT                    SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------
Shares sold                                     2,484,177    $ 25,086,475                   115,720    $  1,159,120
Shares issued to shareholders in
  reinvestment of distributions                     2,188          22,257                     1,488          14,909
Shares reacquired                                (122,056)     (1,233,129)                     (998)        (10,006)
                                             ------------    ------------              ------------    ------------
    Net increase                                2,364,309    $ 23,875,603                   116,210    $  1,164,023
                                             ============    ============              ============    ============

Class B shares
                                        SIX MONTHS ENDED OCTOBER 31, 2002              PERIOD ENDED APRIL 30, 2002*
                                        ---------------------------------              ----------------------------
                                                   SHARES          AMOUNT                    SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------
Shares sold                                       934,828    $  9,487,946                    23,803    $    235,005
Shares issued to shareholders in
  reinvestment of distributions                     3,574          36,483                        10              94
Shares reacquired                                 (77,572)       (788,486)                     (218)         (2,146)
                                             ------------    ------------              ------------    ------------
    Net increase                                  860,830    $  8,735,943                    23,595    $    232,953
                                             ============    ============              ============    ============

Class C shares
                                        SIX MONTHS ENDED OCTOBER 31, 2002              PERIOD ENDED APRIL 30, 2002*
                                        ---------------------------------              ----------------------------
                                                   SHARES          AMOUNT                    SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------
Shares sold                                       294,119    $  2,982,446                     1,355    $     13,441
Shares issued to shareholders in
  reinvestment of distributions                     1,188          12,119                         3              33
Shares reacquired                                 (56,976)       (576,111)                      (10)           (101)
                                             ------------    ------------              ------------    ------------
    Net increase                                  238,331    $  2,418,454                     1,348    $     13,373
                                             ============    ============              ============    ============

Class I shares
                                        SIX MONTHS ENDED OCTOBER 31, 2002                 YEAR ENDED APRIL 30, 2002
                                        ---------------------------------              ----------------------------
                                                   SHARES          AMOUNT                    SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------
Shares sold                                     1,031,881    $ 10,520,069                      --      $       --
Shares issued to shareholders in
  reinvestment of distributions                     5,185          52,738                     5,785          57,950
Shares reacquired                                 (43,761)       (446,960)                     --              --
                                             ------------    ------------              ------------    ------------
    Net increase                                  993,305    $ 10,125,847                     5,785    $     57,950
                                             ============    ============              ============    ============

* For the period from the inception of Class B and Class C shares, March 1, 2002, through April 30, 2002.

(6) Line of Credit
The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. A commitment fee of $118 which is based on the average daily unused portion of the line of credit is included in miscellaneous expense. The fund had no significant borrowings during the period.

(7) Financial Instruments
The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

There were no outstanding financial instruments with off-balance-sheet risk at the end of the period.

MFS(R) INTERMEDIATE INVESTMENT GRADE BOND FUND

The following tables present certain information regarding the Trustees and officers of MFS Series Trust IX, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years" duration, although the titles may not have been the same throughout.

             NAME, AGE, POSITION WITH THE TRUST, PRINCIPAL OCCUPATION, AND OTHER DIRECTORSHIPS(1)

TRUSTEES
JEFFREY L. SHAMES* (born 06/02/55) Trustee,              ABBY M. O'NEILL (born 04/27/28) Trustee
Chairman                                                 Private investor; Rockefeller Financial Services,
Massachusetts Financial Services Company, Chairman       Inc. (investment advisers), Chairman and Chief
                                                         Executive Officer
JOHN W. BALLEN* (born 09/12/59) Trustee and
President                                                LAWRENCE T. PERERA (born 06/23/35) Trustee
Massachusetts Financial Services Company, Chief          Hemenway & Barnes (attorneys), Partner
Executive Officer and Director
                                                         WILLIAM J. POORVU (born 04/10/35) Trustee
KEVIN J. PARKE* (born 12/14/59) Trustee                  Private investor; Harvard University Graduate
Massachusetts Financial Services Company, Chief          School of Business Administration, Class of 1961,
Investment Officer, President and Director               Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37) Trustee           investment trust), Director
Brigham and Women's Hospital, Chief of Cardiac
Surgery; Harvard Medical School, Professor of            J. DALE SHERRATT (born 09/23/38) Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
THE HON. SIR J. DAVID GIBBONS, KBE (born 06/15/27)       (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Edmund Gibbons Limited (diversified holding              Nutraceuticals (professional nutritional
company), Chief Executive Officer; Colonial              products), Chief Executive Officer (until May
Insurance Company Ltd., Director and Chairman;           2001); Paragon Trade Brands, Inc. (disposable
Bank of Butterfield, Chairman (until 1997)               consumer products), Director

WILLIAM R. GUTOW (born 09/27/41) Trustee                 ELAINE R. SMITH (born 04/25/46) Trustee
Private investor and real estate consultant;             Independent health care industry consultant
Capitol Entertainment Management Company (video
franchise), Vice Chairman                                WARD SMITH (born 09/13/30) Trustee
                                                         Private investor; Sundstrand Corporation
J. ATWOOD IVES (born 05/01/36) Trustee                   (manufacturer of highly engineered products for
Private investor; KeySpan Corporation (energy            industrial and aerospace applications), Director
related services), Director; Eastern Enterprises         (until June 1999)
(diversified services company), Chairman, Trustee
and Chief Executive Officer (until November 2000)

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
  * "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940
    Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is
    500 Boylston Street, Boston, Massachusetts 02116.

OFFICERS
JEFFREY L. SHAMES (born 06/02/55) Trustee,               RICHARD M. HISEY (born 08/29/58) Treasurer
Chairman                                                 Massachusetts Financial Services Company, Senior
Massachusetts Financial Services Company, Chairman       Vice President (since July 2002); The Bank of New
                                                         York, Senior Vice President (September 2000 to
JOHN W. BALLEN (born 9/12/59) Trustee and                July 2002); Lexington Global Asset Managers, Inc.,
President                                                Executive Vice President and General Manager
Massachusetts Financial Services Company, Chief          (prior to September 2000)
Executive Officer and Director
                                                         ELLEN MOYNIHAN (born 11/13/57) Assistant Treasurer
JAMES R. BORDEWICK, JR. (born 03/06/59) Assistant        Massachusetts Financial Services Company, Vice
Secretary and Assistant Clerk                            President
Massachusetts Financial Services Company, Senior
Vice President and Associate General Counsel             JAMES O. YOST (born 06/12/60) Assistant Treasurer
                                                         Massachusetts Financial Services Company, Senior
STEPHEN E. CAVAN (born 11/06/53) Secretary and           Vice President
Clerk
Massachusetts Financial Services Company, Senior
Vice President, General Counsel and Secretary

ROBERT R. FLAHERTY (born 09/18/63)
Assistant Treasurer
Massachusetts Financial Services
Company, Vice President (since August
2000);
UAM Fund Services, Senior Vice
President (prior to August 2000)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a Trustee of the Trust since August 1, 2001. Messrs. Cohn, Gibbons, Sherratt and Smith, and Ms. O'Neill were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 117 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.
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
INVESTMENT ADVISER                         INVESTOR SERVICE
Massachusetts Financial Services Company   MFS Service Center, Inc.
500 Boylston Street                        P.O. Box 2281
Boston, MA 02116-3741                      Boston, MA 02107-9906

DISTRIBUTOR                                For general information, call toll free:
MFS Fund Distributors, Inc.                1-800-225-2606 any business day
500 Boylston Street                        from 8 a.m. to 8 p.m. Eastern time.
Boston, MA 02116-3741
                                           For service to speech- or hearing- impaired
PORTFOLIO MANAGER                          individuals, call toll free: 1-800-637-6576
James J. Calmas+                           any business day from 9 a.m. to 5 p.m.
                                           Eastern time. (To use this service, your
CUSTODIANS                                 phone must be equipped with a
State Street Bank and Trust Company        Telecommunications Device for the Deaf).
225 Franklin Street, Boston, MA 02110
                                           For share prices, account balances, exchanges
The Chase Manhattan Bank                   or stock and bond outlooks, call toll free:
One Chase Manhattan Plaza                  1-800-MFS-TALK (1-800-637-8255) anytime
New York, NY 10081                         from a touch-tone telephone.

INVESTOR INFORMATION                       WORLD WIDE WEB
                                           www.mfs.com
For information on MFS mutual funds,
call your investment professional or,
for an  information kit, call toll free:
1-800-637-2929 any business day from
9 a.m. to 5 p.m. Eastern time (or leave
a message anytime).

+ MFS Investment Management
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

MFS(R) INTERMEDIATE INVESTMENT                               -------------
GRADE BOND FUND                                                PRSRT STD
                                                             U.S. POSTAGE
[logo] M F S(R)                                                  PAID
INVESTMENT MANAGEMENT                                             MFS
                                                             -------------
500 Boylston Street
Boston, MA 02116-3741

(C)2002 MFS Investment Management(R).
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

                                                             IBF-3  12/02  7.5M